Note 6 - Fair Value of Financial Instruments - Assets and Liabilities Measured at Fair Value (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents	$ 4,437	$ 5,234	$ 1,815
Total Assets	4,591	25,317	2,040
Certificates of Deposit [Member]
Certificate of deposit	154	171	225
US Treasury Securities [Member]
Cash and cash equivalents		19,912
Cash and cash equivalents		19,912
Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	4,437	5,234	1,815
Total Assets	4,591	25,317	2,040
Fair Value, Inputs, Level 1 [Member] | Certificates of Deposit [Member]
Certificate of deposit	154	171	225
Fair Value, Inputs, Level 1 [Member] | US Treasury Securities [Member]
Cash and cash equivalents		19,912
Cash and cash equivalents		19,912
Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents
Total Assets
Fair Value, Inputs, Level 2 [Member] | Certificates of Deposit [Member]
Certificate of deposit
Fair Value, Inputs, Level 2 [Member] | US Treasury Securities [Member]
Cash and cash equivalents
Cash and cash equivalents
Fair Value, Inputs, Level 3 [Member]
Cash and cash equivalents
Total Assets
Fair Value, Inputs, Level 3 [Member] | Certificates of Deposit [Member]
Certificate of deposit
Fair Value, Inputs, Level 3 [Member] | US Treasury Securities [Member]
Cash and cash equivalents
Cash and cash equivalents